Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 465	$ 921
Short-term investments	0	17
Accounts receivable
Customers and agents, less allowances of $74 and $71, respectively	1,005	992
Other, less allowances of $2 and $2, respectively	119	107
Inventory, net	169	150
Prepaid expenses	98	103
Income taxes receivable	36	12
Other current assets	29	28
Total current assets	1,921	2,330
Assets held for sale	0	54
Licenses	2,480	2,195
Goodwill	547	509
Other intangible assets, net of accumulated amortization of $167 and $168, respectively	239	253
Investments in unconsolidated entities	488	480
Property, plant and equipment
In service and under construction	12,864	12,074
Less: Accumulated depreciation and amortization	9,337	8,728
Property, plant and equipment, net	3,527	3,346
Operating lease right-of-use assets	972	0
Other assets and deferred charges	607	616
Total assets	10,781	9,783
Current liabilities
Current portion of long-term debt	10	21
Accounts payable	374	365
Customer deposits and deferred revenues	189	197
Accrued interest	11	11
Accrued taxes	41	44
Accrued compensation	121	127
Short-term operating lease liabilities	116	0
Other current liabilities	100	114
Total current liabilities	962	879
Liabilities held for sale	0	1
Deferred liabilities and credits
Deferred income tax liability, net	676	640
Long-term operating lease liabilities	931	0
Other deferred liabilities and credits	481	541
Long-term debt, net	2,316	2,418
Commitments and contingencies
Noncontrolling interests with redemption features	11	11
TDS shareholders’ equity
Series A Common and Common Shares Authorized 290 shares (25 Series A Common and 265 Common Shares) Issued 133 shares (7 Series A Common and 126 Common Shares) Outstanding 115 shares (7 Series A Common and 108 Common Shares) and 114 shares (7 Series A Common and 107 Common Shares), respectively Par Value ($.01 per share)	1	1
Capital in excess of par value	2,468	2,432
Treasury shares, at cost, 18 and 19 Common Shares, respectively	(479)	(519)
Accumulated other comprehensive loss	(9)	(10)
Retained earnings	2,672	2,656
Total TDS shareholders’ equity	4,653	4,560
Noncontrolling interests	751	733
Total equity	5,404	5,293
Total liabilities and equity	$ 10,781	$ 9,783